Lease Transactions (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Right-of-use assets of finance leases, in consolidated balance sheets line item	Premises and equipment—net (Notes 5 and 7)	Premises and equipment—net (Notes 5 and 7)
Right-of-use assets of finance leases	¥ 21,035	¥ 24,430
Lease liabilities of finance leases, in consolidated balance sheets line item	Long-term debt (including ¥234,909 and ¥153,742 measured at fair value under the fair value option in 2024 and 2025) (Notes 7, 9, 12 and 31)	Long-term debt (including ¥234,909 and ¥153,742 measured at fair value under the fair value option in 2024 and 2025) (Notes 7, 9, 12 and 31)
Lease liabilities of finance leases	¥ 21,460	¥ 26,055
Right-of-use assets of operating leases, in consolidated balance sheets line item	Other assets	Other assets
Right-of-use assets of operating leases	¥ 247,221	¥ 235,548
Lease liabilities of operating leases, in consolidated balance sheets line item	Other liabilities	Other liabilities
Amount on balance sheet	¥ 341,499	¥ 329,267
Operating Lease, Impairment Loss	19,520	18,112
Property, plant, and equipment separately for underlying assets under operating leases from owned assets subject to operating leases are carrying amount as	¥ 142,964	¥ 99,005